Taxes - Schedule of Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred
Income tax provision	$ 39,736	$ 80,006	$ 344,586
China [Member]
Current
Current tax provision	92,270	101,922	363,605
Deferred
Deferred tax (benefit)	$ (52,534)	$ (21,916)	$ (19,019)